Government grant advances and loans - Research Project Financing (Details)	1 Months Ended								3 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Dec. 31, 2016 USD ($) instalment	Dec. 31, 2016 EUR (€) instalment	Jan. 31, 2016 USD ($) instalment	Jan. 31, 2016 EUR (€) instalment	Oct. 31, 2014 USD ($)	Oct. 31, 2014 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Jan. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects										$ 7,600,000
Repayments of borrowings, classified as financing activities										241,000		$ 447,000		$ 589,000
Accrued interest										560,000,000		370,000		$ 242,000
Government Grant
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects										482,000	€ 425,000	492,000	€ 421,000
Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects										644,000	567,000	$ 1,083,000	€ 927,000
Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term							3 years	3 years	3 years					4 years
Number of installments | instalment			3	3
Reduction in debt carrying value			$ 115,000
Long-Term Research Project - October 2014 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate												1.53%
Long-Term Research Project - October 2014 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding									$ 8,988,000						€ 6,967,000
Long-Term Research Project - October 2014 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding									3,815,000						2,957,000
Long-Term Research Project - October 2014 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding									$ 5,173,000						€ 4,010,000
Proceeds received from long-term projects										1,126,000	992,000
Repayments of borrowings, classified as financing activities										$ 355,000	€ 300,000
Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Number of installments | instalment					4	4
Reduction in debt carrying value					$ 30,000
Long-Term Research Project - January 2016 | Fixed Contractual Rate
Disclosure of detailed information about borrowings [line items]
Interest rate					1.17%											1.17%
Long-Term Research Project - January 2016 | Research project financing
Disclosure of detailed information about borrowings [line items]
Total funding					$ 2,288,000											€ 2,095,000
Long-Term Research Project - January 2016 | Government Grant
Disclosure of detailed information about borrowings [line items]
Total funding					729,000											668,000
Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Total funding					$ 1,558,000											€ 1,427,000
Royalty Agreement Terms | Long-Term Research Project - October 2014
Disclosure of detailed information about borrowings [line items]
Research project, term			3 years	3 years			10 years	10 years
Excess sales amount threshold			$ 429,000,000	€ 350,000,000
Period after termination date							3 years	3 years
Percentage of revenue from project			1.00%	1.00%
Maximum amount payable							$ 429,485,000	€ 350,000,000
Royalty Agreement Terms | Long-Term Research Project - January 2016
Disclosure of detailed information about borrowings [line items]
Research project, term					10 years	10 years
Excess sales amount threshold					$ 3,700,000	€ 3,000,000
Period after termination date					4 years	4 years
Percentage of revenue from project					13.00%	13.00%
Maximum amount payable					$ 736,000	€ 600,000
Bottom of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate										1.80%
Top of range | Research project financing
Disclosure of detailed information about borrowings [line items]
Interest rate										2.30%
Entering into significant commitments or contingent liabilities | Long-Term Research Project - January 2016 | Forgivable Loan
Disclosure of detailed information about borrowings [line items]
Proceeds received from long-term projects	$ 405,000	€ 365,000